Investment Strategy	Jun. 12, 2026
VegaShares Synthetic Mind ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from the growth and commercial adoption of generative artificial intelligence (“AI”) technology companies (“Generative AI Ecosystem Companies”). There can be no assurance, however, that such growth or commercial adoption will continue or that any such companies will benefit as anticipated.

Generative AI Ecosystem Companies: The Fund will invest in companies with the following attributes:

●	Suppliers and Service Providers to Generative AI Ecosystem Companies. These companies include technology businesses that make the hardware, run the cloud/data centers, or provide the software and services that power AI tools (such as computer chips and AI servers, memory, networking equipment, data center operators, and the power/cooling and core software needed to run these systems).

●	Business Users of AI Tools. These companies include businesses that use AI tools in their products or daily operations and, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use (for example, licensing fees for AI tools, better customer service with fewer tickets, or faster software development).

●	AI Platforms. These companies include technology businesses that offer their own AI chatbots, foundation models, or AI platforms (including access via the cloud), as well as technology companies developing complementary or enabling systems that support or compete within the broader generative AI ecosystem.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. In selecting investments for the Fund, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand for AI technologies;

●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;

●	the liquidity and tradability of the company’s securities; and

●	price and analyst estimate trends.

The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund may invest in securities of Generative AI Ecosystem Companies selected by the Sub-Adviser that have recently completed initial public offerings (“IPOs”) and may have become publicly traded through transactions involving special purpose acquisition companies (“SPACs”), or become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

Fund Attributes:

The Fund may invest in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities of Generative AI Ecosystem Companies. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in industries or groups of related industries that comprise the information technology and communication services sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities of Generative AI Ecosystem Companies.
VegaShares SpaceX & Beyond Earth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from, or that are otherwise exposed to, the growth and commercial adoption of private, commercial space services and related technologies (e.g., launch and satellite communication services offered by such companies) (“Commercial Space Ecosystem Companies”), including investments in Space Exploration Technologies Corporation (Nasdaq: SPCX) (“SpaceX”). There can be no assurance, however, that such growth or commercial adoption will continue or that SpaceX or any other Commercial Space Ecosystem Companies will benefit as anticipated.

SpaceX and Commercial Space Ecosystem Companies: The Fund will invest in SpaceX and other Commercial Space Ecosystem companies with the following attributes:

●	Suppliers and Service Providers to SpaceX and Commercial Space Ecosystem Companies. These companies include businesses that manufacture or supply hardware, components, or materials used in space launch vehicles and satellite networks, such as SpaceX’s Starlink division (“Starlink”), as well as those technology companies that provide the software, networking, cloud, and data infrastructure that support their operations. Examples include aerospace and satellite component manufacturers, ground station operators, networking and data-center service providers, and developers of the core software and systems that enable SpaceX and other Commercial Space Ecosystem Companies to launch satellite communications platforms (e.g., Starlink).

●	Business Clients of SpaceX and Commercial Space Ecosystem Companies. These companies include organizations that purchase or utilize SpaceX’s or other companies’ launch services or satellite communications (e.g., Starlink) connectivity for commercial, institutional, or governmental operations and that, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from such use. Examples include satellite operators procuring launch services, telecommunications carriers and internet service providers integrating satellite constellations to provide internet connectivity and extend their networks, maritime and aviation operators adopting satellite communications for fleet connectivity, energy and industrial enterprises connecting remote assets, and systems integrators enabling end-user deployment of satellite-based solutions.

●	Space Launch and Satellite Platforms. These companies include those that develop or operate their own launch services, satellite constellations, or other commercial space or communications platforms, including SpaceX, companies that are direct competitors with SpaceX, as well as technology companies developing complementary or enabling systems that support or compete within the broader commercial space and satellite communications ecosystem.

SpaceX became a publicly traded company when it completed its initial public offering (“IPO”) and its shares commenced trading on Nasdaq at or about June 12, 2026. The Fund intends to invest, in SpaceX’s securities in amounts expected to be meaningfully higher than the general allocation ranges described under “Fund Attributes” below. This elevated exposure to SpaceX may continue for a period of time following its IPO, and for a duration as determined by the Sub-Adviser taking into account whether, and for how long, such elevated exposure to SpaceX in the portfolio, as compared to other Commercial Space Ecosystem Companies, may potentially enhance the Fund’s overall performance and benefit shareholders. Any such elevated investment exposure, however, will remain subject to the Fund’s adherence to its investment objective, liquidity and risk management considerations, market conditions, and applicable law.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. In selecting investments for the Fund in Commercial Space Ecosystem Companies, in addition to SpaceX, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand for commercial space or satellite communication services and related technologies;
●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;
●	the liquidity and tradability of the company’s securities; and
●	price and analyst estimate trends.

The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund’s invests in securities of Commercial Space Ecosystem Companies other than SpaceX, as selected by the Sub-Adviser, may be made as of or shortly after such companies’ completion of an IPO. Such companies may become publicly traded through transactions involving special purpose acquisition companies (“SPACs”) or may become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

Fund Attributes:

The Fund may invest in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits. However, as described above, the Fund intends to maintain a meaningful higher weighting in SpaceX (for a period following its June 2026 IPO), than the weightings allocated to other Commercial Space Ecosystem Companies within the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities of SpaceX and other Commercial Space Ecosystem Companies. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in the industries or groups of related industries that SpaceX and other Commercial Space Ecosystem Companies operate within. As of the date of this Prospectus, SpaceX and Commercial Space Ecosystem Companies operated generally within the information technology and industrials sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Additional Information About Space Exploration Technologies Corporation (“SpaceX”)

SpaceX is a company which recently completed its initial public offering, and that is building the integrated hardware and software infrastructure of the future across space, connectivity, and artificial intelligence (AI). SpaceX designs, manufactures, launches, and operates products and services built on modern and emerging technologies, including advanced rockets, spacecraft and AI. Founded in 2002 by Elon Musk, SpaceX develops and operates launch vehicles for commercial, government, and defense customers, and provides satellite-based broadband services through its Starlink network. The company is a leading participant in the commercial space industry, contributing to the expansion of global satellite communications, orbital launch capabilities and AI technologies.

SpaceX’s common stock is listed on the Nasdaq Stock Market LLC (Nasdaq: SPCX). SpaceX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SpaceX pursuant to the Exchange Act can be located by reference to SEC file number 333-296070 through the SEC’s website at www.sec.gov.

Additional information regarding SpaceX may be obtained from other publicly available sources, including company statements, press releases, news articles, and industry publications.

This document relates only to the securities offered hereby and does not relate to the shares of SpaceX or other securities of SpaceX. The Fund has derived all disclosures contained in this document regarding SpaceX from the publicly available documents. None of the Fund, Tidal Trust IV (the “Trust”), the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SpaceX. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SpaceX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) have been publicly disclosed or reflected in the valuation of any securities of SpaceX, if and when such securities become publicly traded, or in the share price of the Fund. If the Fund invests in SpaceX, subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SpaceX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of SpaceX.

NONE OF THE FUND, TIDAL TRUST IV, TIDAL INVESTMENTS LLC, OR VEGA CAPITAL PARTNERS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SPACE EXPLORATION TECHNOLOGIES CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SPACE EXPLORATION TECHNOLOGIES CORPORATION.

Moreover, Space Exploration Technologies Corporation has not participated in the development of the Fund’s investment strategy. Space Exploration Technologies Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Space Exploration Technologies Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Space Exploration Technologies Corporation.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates claim any ownership interest in any trademarks owned by SpaceX or its affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in equity securities of SpaceX and other Commercial Space Ecosystem Companies.
VegaShares Creatorverse ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from, or that are otherwise exposed to, the growth and commercial adoption of digital media platforms and related technologies (“Digital Media Ecosystem Companies”). There can be no assurance, however, that such growth or commercial adoption will continue or that any such companies will benefit as anticipated.

Digital Media Ecosystem Companies: The Fund will invest in companies with the following attributes:

●	Suppliers and Service Providers to Digital Media Ecosystem Companies. These companies include businesses that manufacture or supply hardware, operate cloud or data-center infrastructure, or provide software and related services that support the operation of digital media platforms. Such suppliers may include producers of semiconductors, artificial intelligence (“AI”) servers, memory and networking equipment, and content-delivery or data-processing infrastructure, as well as providers of power, cooling, and core software systems necessary to sustain large-scale digital platforms.

●	Business Users of Digital Media. These companies include businesses that utilize digital media platforms for marketing, advertising, or commercial integration purposes and that, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use. Examples may include brands with material digital media driven sales, e-commerce integrations, or enterprises that leverage digital media advertising or data analytics capabilities.

●	Digital Media Platforms. These companies include those that develop, operate, or provide AI-driven social networks, short-form video applications, or digital advertising, as well as media platforms developing complementary or enabling systems that support or compete within the broader digital media ecosystem.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. In selecting investments for the Fund, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand for digital media/AI-driven applications;
●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;
●	the liquidity and tradability of the company’s securities; and
●	price and analyst estimate trends.

The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund may invest in securities of Digital Media Ecosystem Companies selected by the Sub-Adviser that have recently completed initial public offerings (“IPOs”) and may have become publicly traded through transactions involving special purpose acquisition companies (“SPACs”), or become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

Fund Attributes:

The Fund may invest in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits.

The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in industries or groups of related industries that comprise the information technology and consumers staples sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in industries or groups of related industries that comprise the information technology and consumers staples sectors.